PRIVATE PLACEMENT	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
PRIVATE PLACEMENT
NOTE 4 — PRIVATE PLACEMENT
Simultaneously with the closing of the IPO, Merida Holdings, LLC and EarlyBirdCapital purchased an aggregate of 3,750,000 Private Warrants at a price of $1.00 per Private Warrant for an aggregate purchase price of $3,750,000, in a private placement that occurred simultaneously with the closing of the IPO. On November 13, 2019, in connection with the underwriters’ election to partially exercise their over-allotment option, the Company sold an additional aggregate of 200,311 Private Warrants to Merida Holdings, LLC and EarlyBirdCapital, at a price of $1.00 per Private Warrant, generating gross proceeds of $200,311. Each whole Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per share. The proceeds from the Private Warrants were added to the proceeds from the IPO held in the Trust Account.